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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen International Bond Fund, for the year ended October 31, 2003. This series has a 10/31 fiscal year end.

Date of reporting period: October 31, 2003

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

Evergreen International Bond Fund: Annual Report as of October 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
25	INDEPENDENT AUDITORS' REPORT
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen International Bond Fund, which covers the 12-month period ended October 31, 2003.

The beginning of the most recent 12-month investment period was characterized by little optimism and plenty of doubt. The financial markets remained volatile in the summer of 2002, and stocks continued to swoon. Economic data was mixed and questions of corporate credibility remained fresh in everyone's mind. Fears of terror were pervasive and the U.S. was pressuring the United Nations to take action on Iraq. As a result, investors faced a huge challenge in October as the major equity market indexes dropped below their five-year lows achieved the previous July. Fortunately, equities rallied handsomely at this critical juncture as improving fundamentals, including signs of economic and profit growth, became more evident. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism for investors was premature.

Ordinarily a healthy experience after such a surge, this pullback was accompanied by slower economic growth. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and investors sought solace in U.S. Treasuries, which continued to perform well. In addition to the weak economic fundamentals, the uncertain geopolitical environment provided yet another major uncertainty with which investors had to contend in the New Year. As investors wrestled with these issues, global tensions worsened throughout early 2003. When the diplomatic efforts unraveled at the United Nations and

LETTER TO SHAREHOLDERS continued

war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March.

While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role than the war itself. Ironically, as war approached and immediately after the conflict's inception, money poured back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000, a broad market index, expanded by $1 trillion. Overall market trends remained solid, though, and the administration again focused on the domestic economy and the proposed changes to fiscal policy. The passage of the new tax law resulted in greater optimism for equity performance, as many investors found comfort in the possibility that dividends could become a larger portion of total return potential. The monetary and fiscal stimulus being applied to the U.S. and international economy, through interest-rate reductions and tax cuts, encouraged hopes that global economic growth would begin to accelerate. After three years of persistent dismay, the renewed confidence of investors was a refreshing experience.

Yet just as the equity markets had strengthened their foundation, misperceptions about monetary policy threatened the financial markets. While currency movements were volatile, the weakening of the U.S. dollar on international currency exchanges relative to most foreign currencies, including the euro, the British pound sterling and the Japanese yen, helped the performance of investments denominated in those currencies. At the conclusion of its May meeting, the Federal Reserve hinted about its concerns for deflation. But at the conclusion of its June meeting, the Fed reduced rates by just 25 basis points, and not the expected one half point cut universally assumed. Soon after, Chairman Greenspan, in testimony to congressional banking committees, expressed optimism for economic growth in excess of 4% in 2004. Was this a Fed that was taking rates to zero? Obviously not, and the market drove the yield on the

LETTER TO SHAREHOLDERS continued

10-year Treasury from 3.1% to 4.6% in just six weeks.

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." In addition, the majority of economic data remained strong during the summer months and equities, despite the volatility in the bond market, managed to hold onto much of their YTD gains. Moreover, when sovereign government bonds from major non-U.S. countries became relatively expensive in the second half of the period, rising expectations of a global economic recovery helped lift the performance of corporate bonds as well as equities. Solid economic growth resulted in significantly higher corporate profit growth, and the equity markets finished the period at the highest levels in more than a year.

As always, we recommend that investors attempt to participate in the financial markets with a fully diversified, long-term emphasis in their investment portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

George R. McNeill
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Average annual return*

1 year with sales charge	19.87%	20.79%	23.57%	N/A	N/A

1 year w/o sales charge	25.90%	25.79%	25.79%	25.79%	25.48%

5 year	7.24%	7.98%	8.05%	8.27%	8.02%

Since portfolio inception	5.91%	6.43%	6.32%	6.43%	6.18%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen International Bond Fund Class A shares,1 versus a similar investment in the J.P. Morgan Global Government Bond Index Excluding U.S. (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 25.90% for the twelve-month period ended October 31, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark J.P. Morgan Global Government Bond Index Excluding U.S. returned 17.77%.

Foreign bonds from developed nations posted impressive gains, substantially outperforming the U.S. bond market. Early in the period, intensifying geopolitical pressures that culminated in the invasion in Iraq created uncertainty in the markets, discouraging equity investments but helping the performance of high-quality bonds. When sovereign government bonds from major non-U.S. countries became relatively expensive in the second half of the period, rising expectations of a global economic recovery helped lift the performance of corporate bonds as well as equities.

In addition, while currency movements were volatile, the weakening of the U.S. dollar on international currency exchanges relative to most foreign currencies, including the euro, the British pound sterling and the Japanese yen, helped the performance of investments denominated in those currencies.

Overall, we saw favorable conditions for foreign bonds in 10 of the 12 months of the fiscal period.

Early in the period, we had significant weightings in high-quality sovereign debt, which performed very well as investors preferred quality in a time of uncertainty. When the tensions over Iraq eased following early Allied victories in major combat, the markets began to anticipate a global economic rebound and we began de-emphasizing the sovereign debt and increasing the weighting in corporate bonds.

Currency played a major role in our strategy during a time when the currency markets exhibited great volatility, although the predominant trend was for the U.S. dollar to decline in value against the major currencies of developed nations. As active managers of the fund's currency exposure, we adjusted our hedges as conditions changed.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund's predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund's predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of October 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS A	October 31, 2003[1,2]

Net asset value, beginning of period	$10.73
Income from investment operations
Net investment income	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.07[3]
Total from investment operations	-0.03
Net asset value, end of period	$10.70
Total return[4]	-0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$999
Ratios to average net assets
Expenses[5]	1.42%[6]
Net investment income	3.85%[6]
Portfolio turnover rate	46%

[1]   For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS B	October 31, 2003[1,2]

Net asset value, beginning of period	$10.73
Income from investment operations
Net investment income	0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.07[3]
Total from investment operations	-0.04
Net asset value, end of period	$10.69
Total return[4]	-0.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$331
Ratios to average net assets
Expenses[5]	2.18%[6]
Net investment income	3.32%[6]
Portfolio turnover rate	46%

[1]   For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS C	October 31, 2003[1,2]

Net asset value, beginning of period	$10.73
Income from investment operations
Net investment income	0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.07[3]
Total from investment operations	-0.04
Net asset value, end of period	$10.69
Total return[4]	-0.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$811
Ratios to average net assets
Expenses[5]	2.20%[6]
Net investment income	3.37%[6]
Portfolio turnover rate	46%

[1]   For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,			Year Ended September 30,
CLASS I	2003[1]	2002	2001[2]	2001	2000	1999

Net asset value, beginning of period	$9.14	$8.61	$8.43	$8.17	$9.51	$9.52
Income from investment operations
Net investment income	0.48	0.48	0.04	0.42	0.43	0.40
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.84	0.45	0.14	0.37	-1.21	-0.03
Total from investment operations	2.32	0.93	0.18	0.79	-0.78	0.37
Distributions to shareholders from
Net investment income	-0.77	-0.40	0	-0.53	-0.56	-0.38
Net asset value, end of period	$10.69	$9.14	$8.61	$8.43	$8.17	$9.51
Total return	25.79%	11.11%	2.14%	9.90%	-4.87%	3.96%
Ratios and supplemental data
Net assets, end of period (thousands)	$147,367	$67,487	$65,582	$64,824	$71,910	$55,258
Ratios to average net assets
Expenses[3]	0.91%	0.74%	0.67%[4]	0.71%	0.70%	0.69%
Net investment income	4.60%	5.55%	5.30%[4]	5.03%	4.52%	4.18%
Portfolio turnover rate	46%	54%	0%	66%	64%	158%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,			Year Ended September 30,
CLASS IS	2003[1]	2002	2001[2]	2001	2000	1999

Net asset value, beginning of period	$9.16	$8.63	$8.45	$8.17	$9.50	$9.51
Income from investment operations
Net investment income	0.44	0.44	0.08	0.42	0.33	0.38
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.86	0.47	0.10	0.36	-1.13	-0.03
Total from investment operations	2.30	0.91	0.18	0.78	-0.80	0.35
Distributions to shareholders from
Net investment income	-0.76	-0.38	0	-0.50	-0.53	-0.36
Net asset value, end of period	$10.70	$9.16	$8.63	$8.45	$8.17	$9.50
Total return	25.48%	10.81%	2.13%	9.66%	-8.67%	3.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,297	$133	$204	$175	$159	$238
Ratios to average net assets
Expenses[3]	1.18%	0.98%	0.93%[4]	0.96%	0.95%	0.95%
Net investment income	4.18%	5.29%	5.07%[4]	4.80%	4.26%	3.85%
Portfolio turnover rate	46%	54%	0%	66%	64%	158%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 6.2%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.4%
TRW Automotive, 10.125%, 02/15/2013	B+	$ 500,000	$ 651,349
CONSUMER STAPLES 0.4%
Food & Staples Retailing 0.4%
McDonald's Corp., 5.625%, 10/07/2009	AA	500,000	622,294
ENERGY 0.9%
Oil & Gas 0.9%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 144A	BBB-	1,150,000	1,387,081
FINANCIALS 3.3%
Capital Markets 0.9%
Merrill Lynch & Co., Inc., 7.375%, 12/17/2007	A+	400,000	724,917
Morgan Stanley Dean Witter, 5.625%, 01/20/2004	A+	678,000	684,291
1,409,208
Commercial Banks 0.7%
International Finance Corp., 5.00%, 11/25/2003	AAA	571,000	572,371
KFW International Finance, 5.00%, 11/25/2003	AAA	400,000	400,880
973,251
Consumer Finance 1.2%
General Electric Capital Corp., 5.00%, 11/17/2003	AAA	1,860,000	1,862,604
Diversified Financial Services 0.5%
ABB International Finance, 5.125%, 01/11/2006	BB-	150,000	175,168
Citicorp Inc., 7.00%, 01/02/2004	A+	521,000	525,819
700,987
INFORMATION TECHNOLOGY 0.7%
Office Electronics 0.7%
Xerox Corp., 9.75%, 01/15/2009	BB+	763,000	978,899
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
PaNamSat Corp., 8.50%, 02/01/2012	B-	700,000	757,750
Total Corporate Bonds			9,343,423
FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 51.9%
CONSUMER DISCRETIONARY 3.8%
Automobiles 2.1%
Renault SA, 6.125%, 06/26/2009, EUR	BBB	2,500,000	3,138,755
Media 0.8%
WPP Group plc, 6.00%, 06/18/2008, EUR	BBB+	1,000,000	1,227,811
Multi-line Retail 0.9%
Woolworths Group plc, 8.75%, 11/15/2006, 144A GBP	BB	800,000	1,423,241
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES 5.2%
Beverages 0.3%
Canandaigua Brands, Inc., 8.50%, 11/15/2009, GBP	BB	275,000	$ 496,701
Food & Staples Retailing 2.9%
Big Food Group, 9.75%, 06/30/2012, GBP 144A	B+	400,000	684,825
Casino Guichard Perrachon SA, 5.25%, 04/28/2010, EUR	BBB	1,500,000	1,789,730
Tesco plc:
4.75%, 04/13/2010, GBP	A+	500,000	593,616
7.50%, 07/30/2007, GBP	A+	680,000	1,230,917
4,299,088
Tobacco 2.0%
BAT International Finance plc, 4.875%, 02/25/2009, EUR	BBB+	500,000	584,589
Gallaher Group plc, 5.875%, 08/06/2008, EUR	BBB	600,767	740,802
Imperial Tobacco, 6.50%, 11/13/2008, GBP	BBB+	1,000,000	1,730,293
3,055,684
ENERGY 0.5%
Oil & Gas 0.5%
Total Capital SA, 5.00%, 01/28/2008, AUD	AA	1,000,000	685,666
FINANCIALS 28.6%
Capital Markets 3.1%
Goldman Sachs Group, 5.125%, 04/24/2013, EUR	A+	2,000,000	2,377,019
Morgan Stanley, 4.375%, 03/01/2010, EUR	A+	2,000,000	2,326,629
4,703,648
Commercial Banks 3.7%
Australia & New Zealand Banking Group, 5.00%,
05/12/2008, AUD	B	170,000	115,257
Deutsche Bank AG, 5.125%, 01/31/2013, EUR	A+	1,000,000	1,185,897
Eurofima, 6.50%, 08/22/2011, AUD	AAA	2,000,000	1,449,583
Lloyds Bank plc, 4.75%, 03/18/2011, EUR	AA-	2,470,000	2,928,592
5,679,329
Consumer Finance 5.9%
BMW U.S. Capital LLC, 4.625%, 02/20/2013, EUR	A+	1,000,000	1,152,575
National Grid Group Finance, 6.125%, 08/23/2011, EUR	A-	1,950,000	2,425,928
Swedish Export Credit Corp., 5.25%, 09/19/2007, AUD	AA+	2,000,000	1,386,912
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	AAA	3,000,000	2,295,489
Volkswagen International Finance NV, 4.875%, 05/22/2013, EUR	A	1,500,000	1,719,806
8,980,710
Diversified Financial Services 7.8%
Corp Andina De Fom, 7.625%, 12/06/2010, GBP	A	536,000	953,481
Eksportfinans AS, 6.875%, 02/09/2004, SEK	AA+	2,500,000	323,300
Helaba Finance BV, 3.875%, 03/03/2004, SEK	AA+	7,000,000	898,183
Household Financial Corp., 5.125%, 06/24/2009, EUR	AAA	3,212,000	3,873,431
JSG Funding plc, 10.125%, 10/01/2012, EUR	B	550,000	698,987
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services continued
Principal Financial Group, 6.25%, 01/31/2008, AUD	AA	2,000,000	$ 1,409,219
Siemens Financier, 5.50%, 03/12/2007, EUR	AA-	3,000,000	3,680,765
11,837,366
Insurance 0.7%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	AAA	500,000	619,246
Generali Finance BV, 4.75%, 05/12/2014, EUR	AA-	376,000	435,900
1,055,146
Thrifts & Mortgage Finance 7.4%
Britannia Building Society, 8.875%, 09/30/2011, GBP	A-	1,000,000	1,849,858
Nykredit:
6.00%, 10/01/2022, DKK	AA-	19,180,065	3,093,317
6.00%, 10/01/2029, DKK	AA-	19,214,339	3,058,327
7.00%, 10/01/2032, DKK	AA-	19,105,401	3,151,407
11,152,909
INDUSTRIALS 6.7%
Building Products 1.2%
St. Gobain Nederland BV, 5.00%, 04/16/2010, EUR	A	1,500,000	1,778,149
Commercial Services & Supplies 1.6%
Agbar International, 6.00%, 11/12/2009, EUR	AA-	2,000,000	2,528,041
Construction & Engineering 0.6%
ABB International Finance, Ltd, 5.375%, 06/30/2005, EUR	BB-	750,000	881,499
Electrical Equipment 0.7%
Fimep SA, 11.00%, 02/15/2013, EUR	B+	800,000	1,096,032
Industrial Conglomerates 2.3%
Bombardier, Inc, 5.75%, 02/22/2008, EUR	BBB-	500,000	591,671
Fki plc, 6.625%, 02/22/2010, EUR	BBB	500,000	612,919
Lvmh Moet Hennessy Louis Vuitt, 6.125%, 06/25/2008, EUR	BBB+	500,000	626,793
Tyco International Group, 5.50%, 11/19/2008, EUR	BBB+	1,400,000	1,640,262
3,471,645
Transportation Infrastructure 0.3%
Stagecoach Holdings plc, 6.00%, 11/24/2004, EUR	BBB-	353,000	418,355
MATERIALS 0.4%
Chemicals 0.4%
Bayer AG, 6.00%, 04/10/2012, EUR	A+	500,000	620,930
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Deutsche Telekom AG:
6.625%, 07/11/2011, EUR	BBB+	1,000,000	1,311,581
7.13%, 06/15/2005, GBP	BBB+	640,000	1,121,647
2,433,228
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES 5.1%
Electric Utilities 3.9%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	A	2,260,000	$ 2,904,739
Endesa BV, 5.375%, 02/21/2013, EUR	A	2,000,000	2,404,768
Iberdrola International BV, 4.875%, 02/18/2013, EUR	A+	500,000	582,557
5,892,064
Water Utilities 1.2%
Vivendi Environnement:
5.875%, 06/27/2008, EUR	BBB	500,000	620,117
5.875%, 02/01/2012, EUR	BBB	1,000,000	1,230,191
1,850,308
Total Foreign Bonds - Corporate			78,706,305
FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 24.2%
Australia, 5.275%, 11/20/2003, AUD	B	5,500,000	5,326,571
Canada, 4.40%, 03/15/2008, CAD	AAA	3,100,000	2,378,257
Chile, 5.125%, 07/25/2005, EUR	A-	500,000	600,263
Colombia, 11.375%, 01/31/2008, EUR	BB	500,000	641,538
Hungary:
7.00%, 08/12/2005, HUF	A	485,000,000	2,067,353
8.50%, 11/24/2003, HUF	A	442,700,000	1,970,010
Lithuania, 6.625%, 02/20/2008, EUR	BBB+	650,000	835,811
Mexico, 7.375%, 03/13/2008, 144A EUR	BBB-	500,000	636,314
New Zealand, 6.00%, 11/15/2011, NZD	AAA	7,090,000	4,301,289
Ontario Province, 4.75%, 03/07/2008, AUD	AA	500,000	337,717
Philippines, 9.125%, 02/22/2010, 144A EUR	BB	1,000,000	1,215,620
Poland, 6.00%, 11/24/2010, PLN	A	17,335,000	4,063,899
Queensland Treasury Corp., 6.00%, 06/14/2011, AUD	AAA	2,000,000	1,423,382
Romania, 10.625%, 06/27/2008, EUR	BB	1,000,000	1,415,611
South Africa, 7.00%, 04/10/2008, EUR	BBB	1,380,000	1,758,629
Sweden, 5.00%, 01/28/2009, SEK	AA+	38,085,000	7,295,992
Ukraine, 10.00%, 03/15/2007, EUR	B	392,004	491,911
Total Foreign Bonds - Government			36,760,167
YANKEE OBLIGATIONS - CORPORATE 5.1%
FINANCIALS 2.5%
Commercial Banks 1.1%
Bank of Nederlande Gemeenten:
5.25%, 01/22/2004	AAA	$ 477,000	481,174
6.50%, 11/18/2003	AAA	865,000	867,033
Swiss Bank Corp., 6.25%, 01/06/2004	A+	326,000	328,738
1,676,945
Consumer Finance 1.0%
Oest Kontrollbank, 4.625%, 11/03/2003	AAA	1,535,000	1,535,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003

	Credit Rating (v)	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Diversified Financial Services 0.4%
Hutchison Whampoa Finance, Ltd.:
6.95%, 08/01/2007 144A	A-	$ 100,000	$ 111,762
6.95%, 08/01/2007	A+	400,000	442,000
553,762
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.3%
British Telecom plc, 7.00%, 05/23/2007	A-	500,000	554,164
France Telecom, 7.00%, 11/10/2005	BBB	1,115,000	1,953,292
TPSA Finance BV:
7.125%, 12/10/2003 144A	BBB	450,000	450,825
7.75%, 12/10/2008 144A	BBB	500,000	563,460
3,521,741
Wireless Telecommunications Services 0.3%
SK Telecom, Ltd., 7.75%, 04/29/2004	A-	500,000	511,526
Total Yankee Obligations - Corporate			7,798,974
YANKEE OBLIGATIONS - GOVERNMENT 4.0%
Belgium, 5.50%, 11/05/2003	AA+	880,000	880,176
Egypt, 8.75%, 07/11/2011 144A	BB+	500,000	595,000
Italy, 5.00%, 11/20/2003	AA	1,576,000	1,578,679
Korea, 8.875%, 04/15/2008	A-	1,000,000	1,205,500
Malaysia, 7.50%, 07/15/2011	A-	500,000	586,950
Qatar, 9.75%, 06/15/2030 144A	BBB+	500,000	690,000
Russia, 10.00%, 06/26/2007 144A	BB	500,000	588,500
Total Yankee Obligations - Government			6,124,805
Total Investments (cost $126,035,903) 91.4%			138,733,674
Other Assets and Liabilities 8.6%			13,071,582
Net Assets 100.0%			$ 151,805,256

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

The following table shows the percent of total investments by geographic location as of October 31, 2003:

United States	14.1%
Netherlands	11.7%
United Kingdom	10.7%
France	10.1%
Denmark	6.7%
Sweden	6.3%
Canada	5.3%
Australia	4.9%
New Zealand	3.1%
Poland	2.9%
Hungary	2.9%
Portugal	2.1%
Cayman Island	1.9%
Germany	1.3%
Switzerland	1.3%
South Africa	1.3%
South Korea	1.2%
Luxembourg	1.2%
Italy	1.1%
Austria	1.1%
Romania	1.0%
Philippines	0.9%
Netherland Antilles	0.8%
Venezuela	0.7%
Belgium	0.6%
Lithuania	0.6%
Ireland	0.5%
Qatar	0.5%
Colombia	0.5%
Mexico	0.5%
Chile	0.4%
Egypt	0.4%
Russia	0.4%
Malaysia	0.4%
Ukraine	0.4%
Norway	0.2%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

Assets
Identified cost of securities	$ 126,035,903
Net unrealized gains on securities	12,697,771

Market value of securities	138,733,674
Cash	6,833,550
Foreign currency, at value (cost $422,769)	420,742
Receivable for Fund shares sold	881,764
Interest receivable	3,971,677
Receivable for closed forward foreign currency exchange contracts	709,830
Unrealized gains on forward foreign currency exchange contracts	210,928
Prepaid expenses and other assets	79,894

Total assets	151,842,059

Liabilities
Advisory fee payable	6,501
Distribution Plan expenses payable	151
Due to other related parties	1,250
Accrued expenses and other liabilities	28,901

Total liabilities	36,803

Net assets	$ 151,805,256

Net assets represented by
Paid-in capital	$ 136,229,744
Undistributed net investment income	2,503,293
Accumulated net realized gains on securities and foreign currency related transactions	91,750
Net unrealized gains on securities and foreign currency related transactions	12,980,469

Total net assets	$ 151,805,256

Net assets consists of
Class A	$ 999,499
Class B	331,304
Class C	810,732
Class I	147,366,991
Class IS	2,296,730

Total net assets	$ 151,805,256

Shares outstanding
Class A	93,437
Class B	30,980
Class C	75,818
Class I	13,780,074
Class IS	214,693

Net asset value per share
Class A	$ 10.70
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.23
Class B	$ 10.69
Class C	$ 10.69
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.80
Class I	$ 10.69
Class IS	$ 10.70

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2003

Investment income
Interest (net of foreign withholding taxes of $4,470)	$ 5,671,062

Expenses
Advisory fee	537,039
Distribution Plan expenses
Class A	126
Class B	117
Class C	241
Class IS	3,766
Administrative services fee	103,277
Transfer agent fees	5,099
Trustees' fees and expenses	1,739
Printing and postage expenses	27,653
Custodian fees	124,348
Registration and filing fees	99,312
Professional fees	22,000
Other	16,788

Total expenses	941,505
Less: Expense reductions	(15,354)

Net expenses	926,151

Net investment income	4,744,911

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	3,992,137
Foreign currency related transactions	1,278,203

Net realized gains on securities and foreign currency related transactions	5,270,340
Net change in unrealized gains or losses on securities and foreign currency related transactions	10,296,686

Net realized and unrealized gains or losses on securities and foreign currency related transactions	15,567,026

Net increase in net assets resulting from operations	$ 20,311,937

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2003 (a)		2002

Operations
Net investment income		$ 4,744,911		$ 3,467,484
Net realized gains on securities and foreign currency related transactions		5,270,340		750,062
Net change in unrealized gains or losses on securities and foreign currency related transactions		10,296,686		2,420,279

Net increase in net assets resulting from operations		20,311,937		6,637,825

Distributions to shareholders from
Net investment income
Class I		(8,073,921)		(2,859,268)
Class IS		(149,586)		(6,305)

Total distributions to shareholders		(8,223,507)		(2,865,573)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	93,437	1,001,063	0	0
Class B	30,980	334,325	0	0
Class C	75,818	817,459	0	0
Class I	7,135,903	75,444,126	307,504	2,697,135
Class IS	448,186	4,780,472	46,632	410,979

		82,377,445		3,108,114

Net asset value of shares issued in reinvestment of distributions
Class I	541,354	5,676,872	303,261	2,642,713
Class IS	6,757	72,370	641	5,635

		5,749,242		2,648,348

Payment for shares redeemed
Class I	(1,278,881)	(13,322,399)	(842,617)	(7,205,573)
Class IS	(254,807)	(2,707,985)	(56,339)	(488,823)

		(16,030,384)		(7,694,396)

Net increase (decrease) in net assets resulting from capital share transactions		72,096,303		(1,937,934)

Total increase in net assets		84,184,733		1,834,318
Net assets
Beginning of period		67,620,523		65,786,205

End of period		$ 151,805,256		$ 67,620,523

Undistributed net investment income		$ 2,503,293		$ 1,353,426

(a) For Classes A, B and C, for the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen International Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee. Effective May 21, 2003, a redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, premium amortization and dividends paid through share redemptions.

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

First International Advisors, Ltd., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $105,425,370 and $42,609,620, respectively, for the year ended October 31, 2003.

NOTES TO FINANCIAL STATEMENTS continued

At October 31, 2003, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

		U.S. Value at	In Exchange	Unrealized
Exchange Date	Contracts to Receive	October 31, 2003	for U.S. $	Gain

12/22/2003	2,359,523,000 JPY	$21,465,999	21,272,135	$193,864

Forward Foreign Currency Exchange Contracts to Sell:

		U.S. Value at	In Exchange	Unrealized
Exchange Date	Contracts to Deliver	October 31, 2003	for U.S. $	Gain

12/22/2003	514,744,000 JPY	$4,682,936	4,700,000	$17,064

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $126,623,397. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,075,540 and $965,263, respectively, with a net unrealized appreciation of $12,110,277.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Capital Gain	Appreciation

$2,913,727	$551,508	$12,110,277

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and unrealized foreign currency losses.

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2003	2002

Ordinary Income	$ 8,426,283	$ 2,865,573
Long-term Capital Gain	212,766	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended October 31, 2003, the Fund had no borrowing under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. SUBSEQUENT DISTRIBUTIONS

On December 2, 2003, the Fund declared distributions from long-term capital gains to shareholders of record on December 1, 2003, in the amount of $0.04 per share, payable on December 3, 2003. These distributions are not reflected in the accompanyng financial statements.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Bond Fund, a series of Evergreen Select Fixed Income Trust, as of October 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Bond Fund as of October 31, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 5, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564344 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.
Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer
Date: December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer
Date: December 31, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: December 31, 2003